Fair Value Measurements (Schedule of Plan's Assets Fair Value Hierarchy) (Details) - SiteOne Savings and Investment Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Total investments, at fair value	$ 590,901,541	$ 508,609,665
Net asset value
Fair Value Measurements
Total investments, at fair value	419,392,453	1,607,943
Mutual funds | Fair value hierarchy
Fair Value Measurements
Total investments, at fair value	146,862,761	486,986,976
Mutual funds | Level 1
Fair Value Measurements
Total investments, at fair value	146,862,761	486,986,976
Company common stock
Fair Value Measurements
Total investments, at fair value	4,006,292	4,191,157
Company common stock | Fair value hierarchy
Fair Value Measurements
Total investments, at fair value	4,006,292	4,191,157
Company common stock | Level 1
Fair Value Measurements
Total investments, at fair value	4,006,292	4,191,157
Money market fund | Fair value hierarchy
Fair Value Measurements
Total investments, at fair value	9,296,915	7,871,605
Money market fund | Level 1
Fair Value Measurements
Total investments, at fair value	9,296,915	7,871,605
Self-directed brokerage accounts | Fair value hierarchy
Fair Value Measurements
Total investments, at fair value	11,343,120	7,951,984
Self-directed brokerage accounts | Level 1
Fair Value Measurements
Total investments, at fair value	$ 11,343,120	$ 7,951,984